Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Matching contributions expense	$ 0	$ 0	$ 1.2
Multi-employer pension plan contributions	$ 7.6	$ 6.8	$ 6.2
Minimum
Defined Benefit Plan Disclosure [Line Items]
Multi-employer plan contributions percentage		5.00%
Participant's initial tax deferred contribution
Defined Benefit Plan Disclosure [Line Items]
Employer contribution percentage			100.00%
Employer matching contribution percentage			2.00%
Tax deferred contribution of the participant's compensation
Defined Benefit Plan Disclosure [Line Items]
Employer contribution percentage			50.00%
Tax deferred contribution of the participant's compensation | Minimum
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percentage			2.00%
Tax deferred contribution of the participant's compensation | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percentage			4.00%